Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000225895 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.28%
C000225895 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000225895 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%
C000225895 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225895 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000225895 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000225895 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000225895 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000225895 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000225895 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000225896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.26%
C000225896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%
C000225896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000225896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000225896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000225896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000225896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000225896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000225896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000225896 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000225896 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.95%
C000225896 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000225897 [Member] | Zero To 1 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000225897 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.42%
C000225897 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.74%
C000225897 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
C000225897 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.56%
C000225897 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000225898 [Member] | Zero To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.22%
C000225898 [Member] | Six To 12 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.33%
C000225898 [Member] | Twelve To 22 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000225898 [Member] | Twenty Two Plus Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%